Revenue from contracts with customers	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue from contracts with customers
6 .	Revenue from contracts with customers

6 .1	Disaggregated revenue information
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2018
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	4,934,435	—	4,934,435
Medium-duty engines	5,537,164	—	5,537,164
Light-duty engines	2,481,554	—	2,481,554
Other products and services (i)	3,213,237	—	3,213,237
Revenue from hospitality operations	44,077	52,781	96,858

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

Geographical markets
People’s Republic of China	16,119,896	—	16,119,896
Other countries	90,571	52,781	143,352

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

Timing of revenue recognition
At a point in time	16,166,390	—	16,166,390
Over time	44,077	52,781	96,858

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

	31.12.2019
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	6,189,934	—	6,189,934
Medium-duty engines	5,583,982	—	5,583,982
Light-duty engines	2,429,248	—	2,429,248
Other products and services (i)	3,732,436	—	3,732,436
Revenue from hospitality operations	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Geographical markets
People’s Republic of China	17,913,615	—	17,913,615
Other countries	66,689	35,781	102,470

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Timing of revenue recognition
At a point in time	17,935,600	—	17,935,600
Over time	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

	31.12.2020
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	6,725,312	—	6,725,312	1,039,252
Medium-duty engines	6,626,629	—	6,626,629	1,024,003
Light-duty engines	2,356,168	—	2,356,168	364,095
Other products and services (i)	4,809,921	—	4,809,921	743,269
Revenue from hospitality operations	39,630	23,510	63,140	9,757

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Geographical markets
People’s Republic of China	20,504,288	—	20,504,288	3,168,496
Other countries	53,372	23,510	76,882	11,880

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Timing of revenue recognition
At a point in time	20,518,030	—	20,518,030	3,170,619
Over time	39,630	23,510	63,140	9,757

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Note:

(i)	included sales of power generator sets, engine components, service-type maintenance services and others.

6 .2	Contract balances

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Trade receivables (Note 1 5 )	737,067	289,048	44,666
Capitalized contract cost	136,457	127,704	19,734
Contract liabilities (Note 2 4 )	436,622	935,462	144,556

Trade receivables are
non-interest
bearing and are generally on terms of 60 days.
The contract liabilities comprise short-term advance received from customers and unfulfilled service-type maintenance service. The advance received from customers is recognized as revenue upon the delivery of goods, and the contract liability arising from unfulfilled service-type warranty is recognized upon the completion of the maintenance services. According to the business customary practice, the remaining performance obligations (unfulfilled service-type maintenance service) at the year-end
is expected to be satisfied within
1-3
years.
The significant increase in contract liabilities as at December 31, 2020 was mainly due to increase in advance payment from customers as of the year-end for future product deliveries.

(a)	Set out below is the amount of revenue recognized from:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Amounts include in contract liabilities	72,321	363,464	56,166

(b)	Capitalized contract costs

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to service fee charges on development of technology know-how
At January 1	44,434	136,457	21,086
Addition	93,549	24,147	3,731
Reclassified to development costs	—	(21,519)	(3,325)
Released to consolidated statement of profit or loss	(1,526)	(11,381)	(1,758)

At December 31	136,457	127,704	19,734

6 .3	Performance obligations
The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Within one year	127,326	112,454	17,377
More than one year	53,813	67,269	10,396
Total unfulfilled service-type maintenance service (Note 24)	181,139	179,723	27,773
The remaining performance obligations expected to be recognized in more than one year relate to the unfulfilled maintenance service that is to be satisfied within 3 years.